CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue	$ 288,862	$ 191,163	$ 118,373
Cost of revenue	(189,116)	(134,258)	(87,410)
Gross profit	99,746	56,905	30,963
Operating expenses:
Research and development	(32,756)	(25,815)	(14,475)
Selling, general and administrative	(14,074)	(9,939)	(4,649)
Total operating expenses	(46,830)	(35,754)	(19,124)
Income from operations	52,916	21,151	11,839
Interest income	1,925	209	57
Other income / (expenses), net	1,460	280	(213)
Income before income tax expense	56,301	21,640	11,683
Income tax expense	(4,671)	(2,508)	(377)
Net income	51,630	19,132	11,306
Amount allocated to participating preferred shareholders		(12,112)	(7,449)
Net income attributable to ordinary shareholders	51,630	5,279	1,827
Earnings per ordinary share
Basic (in dollars per share)	$ 0.20	$ 0.06	$ 0.05
Diluted (in dollars per share)	$ 0.19	$ 0.05	$ 0.03
Weighted average ordinary shares used in per share calculation
Basic (in shares)	262,542,760	82,221,102	38,671,413
Diluted (in shares)	278,805,558	97,358,770	58,901,016
Other comprehensive income
Net income	51,630	19,132	11,306
Cumulative translation adjustments	441	223	6
Comprehensive income	52,071	19,355	11,312
Share-based compensation allocated in operating expenses
Share-based compensation	3,881	8,375	842
Research and development
Share-based compensation allocated in operating expenses
Share-based compensation	2,053	4,990	532
Selling, general and administrative
Share-based compensation allocated in operating expenses
Share-based compensation	1,828	3,385	310
Series A Preferred Shares
Operating expenses:
Accretion/cumulative dividends for Preferred Shares		(680)	(794)
Series B Preferred Shares
Operating expenses:
Accretion/cumulative dividends for Preferred Shares		(374)	(436)
Series C Preferred Shares
Operating expenses:
Accretion/cumulative dividends for Preferred Shares		$ (687)	$ (800)